Representations and Warranties Obligations and Corporate Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Representations and Warranties Obligations and Corporate Guarantees [Abstract]
Outstanding Claims by Category and Product
The table below presents unresolved repurchase claims at December 31, 2015 and 2014. The unresolved repurchase claims include only claims where the Corporation believes that the counterparty has the contractual right to submit claims. The unresolved repurchase claims predominantly relate to subprime and pay option first-lien loans and home equity loans. For additional information, see Private-label Securitizations and Whole-loan Sales Experience in this Note and Note 12 – Commitments and Contingencies.

Unresolved Repurchase Claims by Counterparty, net of duplicate claims

	December 31
(Dollars in millions)	2015	2014 (1)
By counterparty
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other (2, 3)	$16,748	$21,276
Monolines (4)	1,599	1,511
GSEs	17	59
Total unresolved repurchase claims by counterparty, net of duplicate claims	$18,364	$22,846

(1)
The December 31, 2014 amounts have been updated to reflect additional claims submitted in the fourth quarter of 2014 from a single monoline, currently pursuing litigation, and addressed by the Corporation in 2015 pursuant to an existing litigation schedule. For more information on bond insurance litigation, see Note 12 – Commitments and Contingencies.

(2)	Includes $11.9 billion and $13.8 billion of claims based on individual file reviews and $4.8 billion and $7.5 billion of claims submitted without individual file reviews at December 31, 2015 and 2014.

(3)	The total notional amount of unresolved repurchase claims does not include repurchase claims related to the trusts covered by the BNY Mellon Settlement.

(4)	At December 31, 2015, substantially all of the unresolved monoline claims are currently the subject of litigation with a single monoline insurer and predominately pertain to second-lien loans.

Rollforward of Liability for Representation and Warranties
The table below presents a rollforward of the liability for representations and warranties and corporate guarantees.

Representations and Warranties and Corporate Guarantees

(Dollars in millions)	2015	2014
Liability for representations and warranties and corporate guarantees, January 1	$12,081	$13,282
Additions for new sales	6	8
Net reductions	(722)	(1,892)
Provision (benefit)	(39)	683
Liability for representations and warranties and corporate guarantees, December 31 (1)	$11,326	$12,081

(1)	In February 2016, the Corporation made an $8.5 billion settlement payment to BNY Mellon as part of the BNY Mellon Settlement.